Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.29%
Australia–0.31%
Glencore PLC(a)	13,032,040	$79,130,644
Brazil–5.91%
Ambev S.A.	164,774,890	517,801,716
Arezzo Industria e Comercio S.A.	2,307,595	40,210,590
B3 S.A. - Brasil, Bolsa, Balcao	74,076,100	233,409,229
Banco Bradesco S.A., Preference Shares	51,525,698	181,531,722
NU Holdings Ltd., Class A(a)	30,294,792	241,146,544
Vale S.A., ADR	13,007,438	190,298,818
WEG S.A.	13,509,478	114,046,706
		1,518,445,325
Chile–0.84%
Antofagasta PLC	1,507,358	32,422,451
Banco Santander Chile	3,417,510,957	182,455,722
		214,878,173
China–25.58%
BeiGene Ltd., ADR(a)	1,149,994	246,351,715
H World Group Ltd.(a)	1,984,000	9,493,973
H World Group Ltd., ADR(a)(b)	24,539,256	1,178,865,858
Meituan, B Shares(a)(c)	7,970,695	151,642,944
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(c)	7,473,100	4,936,353
NetEase, Inc., ADR	7,121,250	774,364,725
New Horizon Health Ltd.(a)(c)	23,828,000	80,943,416
PDD Holdings, Inc., ADR(a)	3,294,065	295,872,918
Silergy Corp.	3,341,000	35,217,039
Tencent Holdings Ltd.	21,346,958	979,779,798
Wuxi Biologics Cayman, Inc.(a)(c)	26,476,000	152,050,101
Yum China Holdings, Inc.(b)	24,264,486	1,480,618,936
Zai Lab Ltd., ADR(a)	2,857,481	85,895,879
ZTO Express (Cayman), Inc.	2,473,482	68,328,051
ZTO Express (Cayman), Inc., ADR(b)	36,797,774	1,022,978,117
		6,567,339,823
France–5.73%
L’Oreal S.A.	114,473	53,199,804
Pernod Ricard S.A.	5,220,199	1,149,824,248
TotalEnergies SE	4,426,049	268,857,493
		1,471,881,545
Hong Kong–1.57%
AIA Group Ltd.	26,390,200	263,716,352
Hong Kong Exchanges & Clearing Ltd.	3,279,000	138,136,331
Hongkong Land Holdings Ltd.	459,800	1,637,225
		403,489,908
India–17.88%
Havells India Ltd.	6,317,937	102,473,707
HDFC Bank Ltd.	78,921,338	1,585,326,799
Kotak Mahindra Bank Ltd.	58,625,877	1,323,134,986
Le Travenues Technology Ltd.(d)	7,200,800	7,392,642
Oberoi Realty Ltd.	16,729,656	227,837,744
Shares		Value
India–(continued)
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	134,098	$76,204,690
Tata Consultancy Services Ltd.	30,482,100	1,268,455,238
Voltas Ltd.	106,743	1,012,925
		4,591,838,731
Indonesia–0.73%
PT Bank Central Asia Tbk	308,121,400	186,431,223
Italy–1.95%
Ermenegildo Zegna N.V.	7,001,943	111,120,835
PRADA S.p.A.	54,923,810	389,693,457
		500,814,292
Japan–0.60%
Daiichi Sankyo Co. Ltd.	4,995,300	154,509,466
Mexico–10.65%
America Movil S.A.B. de C.V., ADR	19,062,707	398,791,831
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	39,267,792	445,042,793
Grupo Mexico S.A.B. de C.V., Class B	255,228,948	1,326,672,298
Wal-Mart de Mexico S.A.B. de C.V., Series V	135,393,434	563,647,434
		2,734,154,356
Netherlands–0.46%
Argenx SE, ADR(a)	233,639	117,866,203
Peru–0.99%
Credicorp Ltd.	1,621,078	254,590,300
Philippines–1.04%
SM Investments Corp.	16,066,072	267,053,102
Poland–0.01%
Allegro.eu S.A.(a)(c)	155,270	1,368,984
Portugal–0.69%
Galp Energia SGPS S.A.	13,383,258	178,128,600
Russia–0.52%
Novatek PJSC, GDR(a)(c)(d)	2,293,954	134,884,495
Sberbank of Russia PJSC(d)	4,942,538	5
		134,884,500
South Africa–0.63%
FirstRand Ltd.	39,817,720	162,039,174
South Korea–7.09%
Kakao Corp.	2,487,184	100,245,504
LG Chem Ltd.	1,328,763	676,705,340
LG H&H Co. Ltd.	177,747	59,692,684
Samsung Biologics Co. Ltd.(a)(c)	704,568	423,547,664
Samsung Electronics Co. Ltd.	10,236,738	561,089,795
		1,821,280,987
Switzerland–3.12%
Cie Financiere Richemont S.A.	4,855,448	782,354,313

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Switzerland–(continued)
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	$19,219,963
		801,574,276
Taiwan–7.99%
MediaTek, Inc.	952,000	20,902,105
Taiwan Semiconductor Manufacturing Co. Ltd.	112,490,429	2,025,840,481
Voltronic Power Technology Corp.	66,919	3,731,828
		2,050,474,414
Total Common Stocks & Other Equity Interests (Cost $15,168,261,262)		24,212,174,026
Preferred Stocks–0.95%
China–0.19%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $65,429,977)(d)(e)	1,436,122	49,072,289
India–0.76%
Bundl Technologies Pvt. Ltd., Series K, Pfd. (Acquired 01/24/2022; Cost $190,477,257)(d)(e)	28,844	135,649,390
Shares		Value
India–(continued)
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(e)	103,185	$58,637,571
		194,286,961
Total Preferred Stocks (Cost $305,907,589)		243,359,250
Money Market Funds–5.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(f)	461,862,235	461,862,235
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(b)(f)	329,814,059	329,847,040
Invesco Treasury Portfolio, Institutional Class, 5.18%(b)(f)	527,842,554	527,842,554
Total Money Market Funds (Cost $1,319,554,903)		1,319,551,829
TOTAL INVESTMENTS IN SECURITIES—100.38% (Cost $16,793,723,754)		25,775,085,105
OTHER ASSETS LESS LIABILITIES–(0.38)%		(97,142,698)
NET ASSETS–100.00%		$25,677,942,407
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,074,808	$1,467,175,036	$(1,215,387,609)	$-	$-	$461,862,235	$10,860,671
Invesco Liquid Assets Portfolio, Institutional Class	160,872,614	1,047,982,090	(878,972,087)	(51,015)	15,438	329,847,040	8,010,743
Invesco Treasury Portfolio, Institutional Class	240,085,494	1,676,771,470	(1,389,014,410)	-	-	527,842,554	12,389,657
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Other Affiliates:
H World Group Ltd., ADR	$714,027,757	$11,951,711	$(104,743,540)	$528,271,836	$29,358,094	$1,178,865,858	$-
Yandex N.V., Class A	23	-	(195,733,646)	916,590,344	(720,856,721)	-	-
Yum China Holdings, Inc.	1,248,079,869	-	(358,999,004)	532,427,669	59,110,402	1,480,618,936	10,974,633
Zai Lab Ltd., ADR*	161,412,607	-	(180,747,686)	538,627,441	(433,396,483)	85,895,879	-
Zee Entertainment Enterprises Ltd.	155,536,647	-	(120,746,666)	100,140,255	(134,930,236)	-	-
ZTO Express (Cayman), Inc., ADR	621,514,403	-	-	401,463,714	-	1,022,978,117	13,247,199
Total	$3,511,604,222	$4,203,880,307	$(4,444,344,648)	$3,017,470,244	$(1,200,699,506)	$5,087,910,619	$55,482,903

*	At July 31, 2023, this security was was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $949,373,957, which represented 3.70% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at July 31, 2023 was $319,563,940, which represented 1.24% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$79,130,644	$—	$79,130,644
Brazil	1,518,445,325	—	—	1,518,445,325
Chile	182,455,722	32,422,451	—	214,878,173
China	5,084,948,148	1,482,391,675	49,072,289	6,616,412,112
France	—	1,471,881,545	—	1,471,881,545
Hong Kong	—	403,489,908	—	403,489,908
India	—	4,508,241,399	277,884,293	4,786,125,692
Indonesia	—	186,431,223	—	186,431,223
Italy	111,120,835	389,693,457	—	500,814,292
Japan	—	154,509,466	—	154,509,466
Mexico	2,734,154,356	—	—	2,734,154,356
Netherlands	117,866,203	—	—	117,866,203
Peru	254,590,300	—	—	254,590,300
Philippines	—	267,053,102	—	267,053,102
Poland	—	1,368,984	—	1,368,984
Portugal	—	178,128,600	—	178,128,600
Russia	—	—	134,884,500	134,884,500
South Africa	—	162,039,174	—	162,039,174
South Korea	—	1,821,280,987	—	1,821,280,987
Switzerland	19,219,963	782,354,313	—	801,574,276
Taiwan	20,902,105	2,029,572,309	—	2,050,474,414
Money Market Funds	1,319,551,829	—	—	1,319,551,829
Total Investments	$11,363,254,786	$13,949,989,237	$461,841,082	$25,775,085,105
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended July 31, 2023:
	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/23
Preferred Stocks	$265,554,732	$—	$—	$—	$—	$(22,195,482)	$—	$—	$243,359,250
Common Stocks & Other Equity Interests	62,853,428	9,169,499	(624,498,476)	—	(1,156,172,415)	1,927,129,796	—	—	218,481,832
Total	$328,408,160	$9,169,499	$(624,498,476)	$—	$(1,156,172,415)	$1,904,934,314	$—	$—	$461,841,082
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Developing Markets Fund